Employee Retirement Plans - Schedule of Actuarial Assumptions Used in Determining Benefit Obligations and Net Periodic Benefit Cost (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Ovation Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.40%	5.60%
Discount rate	5.60%	4.90%
Expected return on plan assets	5.90%	6.10%
Hawkeye Pension Plan | Salaried Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.85%	4.65%
Expected return on plan assets	5.10%	5.05%
Average compensation increase	2.50%
Hawkeye Pension Plan | Hourly Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.85%	4.65%
Expected return on plan assets	4.40%	4.25%